Fees Summary	Oct. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,555,000
Previously Paid Amount	0.00
Total Fee Amount	767.15
Total Offset Amount	0.00
Net Fee	767.15
Narrative - Max Aggregate Offering Price	$ 5,555,000
Final Prospectus	true